UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number   811-09425
                                                    -------------

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code:   212-667-4225
                                                           ----------------

                       Date of fiscal year end:   March 31
                                                ------------

                 Date of reporting period:   September 30, 2008
                                           ----------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                               [ADVANTAGE ADVISERS LOGO OMITTED]











                               ADVANTAGE ADVISERS
                              WHISTLER FUND, L.L.C.


                              FINANCIAL STATEMENTS


                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
                                   (UNAUDITED)

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008
                                   (Unaudited)





                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital..........................1

Schedule of Investments .......................................................2

Statement of Operations........................................................4

Statement of Changes in Members' Capital.......................................5

Statement of Cash Flows........................................................6

Notes to Financial Statements..................................................7

Supplemental Information .....................................................15

Company Management ...........................................................16

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                            SEPTEMBER 30, 2008
                                                                               (UNAUDITED)
     ASSETS
Investments in investment funds, at fair value (cost - $165,362,097)          $ 181,566,149
Cash and cash equivalents                                                         3,126,292
Receivable for investments sold                                                   9,828,265
Interest receivable                                                                   1,580
Other assets                                                                         17,230
                                                                              --------------

       TOTAL ASSETS                                                             194,539,516
                                                                              --------------

     LIABILITIES
Contributions received in advance                                                 1,376,250
Incentive allocation payable                                                        127,933
Accounting and investor services fees payable                                        51,217
Custodian fees payable                                                                4,559
Accrued expenses                                                                    162,812
                                                                              --------------

       TOTAL LIABILITIES                                                          1,722,771
                                                                              --------------

              NET ASSETS                                                      $ 192,816,745
                                                                              ==============

     MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                     $ 167,009,973
Net unrealized appreciation on investments                                       25,806,772
                                                                              --------------

       MEMBERS' CAPITAL - NET ASSETS                                          $ 192,816,745
                                                                              ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               FIRST
                                                    FIRST               SEPTEMBER 30,    % OF       % OF     AVAILABLE
                                                 ACQUISITION                2008      INVESTMENT  MEMBERS'  REDEMPTION
     INVESTMENT FUND ****                           DATE        COST     FAIR VALUE    FUND HELD   CAPITAL    DATE**    LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------
Distressed Securities
  Harbinger Capital Partners Fund I, L.P.          4/1/2003  $ 2,402,490 $ 6,980,345       0.60%    3.62%     N/A        Quarterly
                                                            ---------------------------------------------
Total Distressed Securities                                    2,402,490   6,980,345                3.62

EVENT DRIVEN
  Camulos Partners LP                             11/1/2005    9,605,000   8,633,207       3.65     4.48    9/30/2009     Quarterly
  Castlerigg Partners, L.P.                        7/1/2004    8,255,975   8,881,848       1.74     4.61       N/A        Quarterly
  Lincoln Vale European Partners (U.S.) Fund L.P.  7/1/2007    9,401,127   8,721,280       6.56     4.52       N/A      Semiannually
  Owl Creek II, L.P.                               2/1/2005    9,496,819  13,106,884       2.06     6.79       N/A        Annually
  Pentwater Event Fund LLC                        10/1/2007   12,000,000  10,027,641       6.51     5.20    3/31/2009     Annually
  Viathon Capital Onshore Fund, L.P.               1/1/2008    8,000,000   4,949,192       4.48     2.57    12/31/2008  Semiannually
                                                            ---------------------------------------------
Total Event Driven                                            56,758,921  54,320,052               28.17

GLOBAL CAPITAL MARKETS ARBITRAGE
  Aristeia Partners, L.P.                          1/1/2001    6,784,713   7,289,824       1.69     3.78       N/A        Quarterly
  DKR SoundShore Oasis Fund L.P.                   7/1/2006    9,500,000   9,904,228      12.38     5.14       N/A        Quarterly
                                                            ---------------------------------------------
Total Global Capital Markets Arbitrage                        16,284,713  17,194,052                8.92

LONG/SHORT EQUITY
  Artis Partners 2X (Institutional), L.P.          1/1/2002   12,399,469  20,167,808       5.36    10.46       N/A        Quarterly
  Blue Harbour Strategic Value Partners, LP        1/1/2007   10,000,000   8,595,223       2.03     4.46       N/A        Quarterly
  Ecofin Global Utilities Hedge Fund LP            1/1/2008    8,000,000   7,289,599       7.53     3.78    12/31/2008     Monthly
  Kingdon Associates                               7/1/2004    1,000,000     872,272       0.06     0.45       N/A        Quarterly
  Longbow Infrastructure, L.P.                     3/1/2007   13,000,000  12,733,040       8.04     6.60       N/A        Quarterly
  TCS Capital II, L.P.                             1/1/2004    5,689,581   5,842,794       1.28     3.03       N/A        Annually
                                                            ---------------------------------------------
Total Long/Short Equity                                       50,089,050  55,500,736               28.78

MEZZANINE DEBT
  Zais Opportunity Domestic Feeder Fund, LP       11/1/2006    9,600,000   6,365,247       1.52     3.30    12/31/2009    Quarterly
                                                            ---------------------------------------------
Total Mezzanine Debt                                           9,600,000   6,365,247                3.30

MULTI-STRATEGY
  Citadel Wellington LLC                           1/1/2005    5,960,760  10,615,322       0.38     5.50       N/A        Quarterly
  Citadel Derivates Group Investors LLC            7/1/2007    2,699,347   4,051,186       0.51     2.10       N/A        Quarterly
  Eos Partners, L.P.                              10/1/1999      948,263   1,593,291       0.38     0.83       N/A        Annually
  QVT Associates LP                               11/1/2006   11,000,000  12,363,570       0.77     6.41    12/31/2008    Quarterly
                                                            ---------------------------------------------
Total Multi-Strategy                                          20,608,370  28,623,369               14.84


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              FIRST
                                               FIRST                   SEPTEMBER 30,    % OF      % OF     AVAILABLE
                                            ACQUISITION                    2008      INVESTMENT  MEMBERS'  REDEMPTION
     INVESTMENT FUND ****                       DATE        COST        FAIR VALUE    FUND HELD  CAPITAL     DATE**    LIQUIDITY ***
------------------------------------------------------------------------------------------------------------------------------------
Specialty
  Cipher Composite Fund Limited Partnership   3/1/2004  $ 4,009,483  $   6,042,128      20.93%     3.13%       N/A        Monthly
  Velite Energy LP                            4/1/2007    4,759,070      5,467,272       2.88      2.84        N/A       Quarterly
                                                       --------------------------------------------------
Total Specialty                                           8,768,553     11,509,400                 5.97

TACTICAL TRADING
  Citadel Tactical Trading LLC                1/1/2008      850,000      1,072,948       0.56      0.57        N/A       Quarterly
                                                       -------------------------------------------------
Total Tactical Trading                                      850,000      1,072,948                 0.57

                                                       -------------------------------------------------
  TOTAL                                                $165,362,097  $ 181,566,149                94.17%
                                                       -------------------------------------------------

  OTHER ASSETS, LESS LIABILITIES*                                       11,250,596                 5.83
                                                                   ----------------            ---------

  MEMBERS' CAPITAL - NET ASSETS                                      $ 192,816,745               100.00%
                                                                   ================            =========


INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

             [PIE CHART OMITTED. Figures below represent Pie Chart.]

                 Strategies                         Rounded
                 ------------------------------------------
                 Distressed Securities                3.84%
                 Event Driven                        29.92%
                 Global Capital Markets Arbitrage     9.47%
                 Long/Short Equity                   30.57%
                 Mezzanine Debt                       3.51%
                 Multi-Strategy                      15.76%
                 Specialty                            6.34%
                 Tactical Trading                     0.59%
                 ------------------------------------------
                                                    100.00%


 * Includes $3,126,292 invested in a PNC Bank Account, which is 1.62% of net assets.
 **   From original investment date.
***   Available frequency of redemptions after initial lock-up period.
N/A Initial lock-up period has either expired on or prior to September 30, 2008 or Investment Fund did not have an initial lock-up period.
**** Detailed information about the Investment Funds' portfolio is not available.

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED
                                                                                     SEPTEMBER 30, 2008
                                                                                         (UNAUDITED)
INVESTMENT INCOME
       Interest                                                                       $           69,246
                                                                                      -------------------

EXPENSES
       Administration fees                                                                     1,146,783
       Accounting and investor services fees                                                     107,334
       Audit and tax fees                                                                         74,304
       Legal fees                                                                                 66,180
       Insurance expense                                                                          28,669
       Board of Managers' fees and expenses                                                       26,949
       Line of credit fees                                                                        15,998
       Custodian fees                                                                             12,634
       Printing expense                                                                           12,534
       Interest expense                                                                            1,281
       Miscellaneous expenses                                                                     37,071

                                                                                      -------------------
           TOTAL EXPENSES                                                                      1,529,737
                                                                                      -------------------

           NET INVESTMENT LOSS                                                                (1,460,491)
                                                                                      -------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

           NET REALIZED GAIN ON INVESTMENTS                                                   11,950,494

           NET CHANGE IN UNREALIZED GAIN ON INVESTMENTS                                      (32,085,819)
                                                                                      -------------------
           NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                   (20,135,325)
                                                                                      -------------------

           NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES        $      (21,595,816)
                                                                                      ===================

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  SPECIAL
                                                                  ADVISORY
                                                                   MEMBER                MEMBERS                TOTAL
                                                              -----------------    -------------------    ------------------
MEMBERS' CAPITAL, MARCH 31, 2007                              $          -         $      152,948,043     $     152,948,043

FROM INVESTMENT ACTIVITIES
     Net investment loss                                                 -                 (2,678,048)           (2,678,048)
     Net realized gain on investments                                    -                 10,282,303            10,282,303
     Net change in unrealized gain on investments                        -                  4,376,054             4,376,054
     Incentive allocation                                            2,526,607             (2,526,607)                    -
                                                              -----------------    -------------------    ------------------
     NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM INVESTMENT ACTIVITIES                                  2,526,607              9,453,702            11,980,309
                                                              -----------------    -------------------    ------------------

MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                               -                 73,197,788            73,197,788
     Capital withdrawals                                            (2,526,607)            (4,931,098)           (7,457,705)
                                                              -----------------    -------------------    ------------------
     NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                  (2,526,607)            68,266,690            65,740,083
                                                              -----------------    -------------------    ------------------

MEMBERS' CAPITAL, MARCH 31, 2008                              $          -         $      230,668,435     $     230,668,435
                                                              =================    ===================    ==================

FROM INVESTMENT ACTIVITIES
     Net investment loss                                      $          -         $       (1,460,491)    $      (1,460,491)
     Net realized gain on investments                                    -                 11,950,494            11,950,494
     Net change in unrealized gain on investments                        -                (32,085,819)          (32,085,819)
     Incentive allocation                                              127,933               (127,933)                    -
                                                              -----------------    -------------------    ------------------
     NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM INVESTMENT ACTIVITIES                                    127,933            (21,723,749)          (21,595,816)
                                                              -----------------    -------------------    ------------------

MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                               -                 26,521,660            26,521,660
     Capital withdrawals                                              (127,933)           (42,649,601)          (42,777,534)
                                                              -----------------    -------------------    ------------------
     NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                    (127,933)           (16,127,941)          (16,255,874)
                                                              -----------------    -------------------    ------------------

MEMBERS' CAPITAL, SEPTEMBER 30, 2008                          $          -         $      192,816,745     $     192,816,745
                                                              =================    ===================    ==================

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS ENDED
                                                                                       SEPTEMBER 30, 2008
                                                                                          (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES
    Net decrease in members' capital derived from investment activities                $      (21,595,816)
    Adjustments to reconcile net decrease in members' capital derived from investment activities to net cash provided by operating activities:
       Proceeds from redemptions from investment funds                                         27,916,265
       Net change in unrealized gain on investments                                            32,085,819
       Net realized gain on investments                                                       (11,950,494)
       Increase in receivable for investments sold                                             (8,202,145)
       Decrease in interest receivable                                                              2,898
       Decrease in other assets                                                                    46,993
       Decrease in incentive fee payable                                                       (2,398,674)
       Decrease in administration fees payable                                                   (196,700)
       Increase in accounting and investor services fees payable                                   17,594
       Decrease in custodian fees payable                                                          (2,941)
       Decrease in accrued expenses                                                               (24,350)
                                                                                       -------------------

       NET CASH PROVIDED BY OPERATING ACTIVITIES                                               15,698,449
                                                                                       -------------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                                      23,576,660
    Capital withdrawals                                                                       (42,777,534)
                                                                                       -------------------

       NET CASH USED IN FINANCING ACTIVITIES                                                  (19,200,874)
                                                                                       -------------------

       NET CHANGE IN CASH AND CASH EQUIVALENTS                                                 (3,502,425)
         Cash and cash equivalents at beginning of period                                       6,628,717
                                                                                       -------------------
         Cash and cash equivalents at end of period                                    $        3,126,292
                                                                                       ===================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
    Cash paid during the period for interest                                           $            1,281
                                                                                       ===================

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

        Advantage Advisers Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

        Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are currently six members of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

        The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

        Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member.

2.   SIGNIFICANT ACCOUNTING POLICIES

        The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        A. PORTFOLIO VALUATION

        The Company's investments in investment funds are carried at fair value. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers, as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value, as described in each investment fund's financial statements.

        Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda of the underlying funds. These agreements provide for compensation in the form of management fees of 1% to 3% (per annum) of net assets, performance fees or incentive allocations of 10% to 25% of net profits earned, and redemption liquidity ranging from monthly to annually, subject to an initial lock-up period.

        The net assets of the Company are determined as of the close of business at the end of any fiscal period in accordance with the accounting principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

        In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Standards No. 157, "Fair Value Measurements" ("SFAS 157"). This standard clarifies the definition of the fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Company adopted FAS 157 as of April 1, 2008.

        Various inputs are used in determining the value of the Company's investments. These inputs are summarized in the three broad levels listed below.

        Level 1 -- observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

        Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

        The  inputs  or  methodology   used  for  valuing   securities  are  not
        necessarily an indication of the risk associated with investing in these securities.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        A. PORTFOLIO VALUATION (CONTINUED)

        The following is a summary of the inputs used as of September 30, 2008, in valuing the Company's assets at fair value:

                                                 INVESTMENTS IN
         VALUATION INPUTS                       INVESTMENT FUNDS
         ---------------------------         -----------------------
         Level 1 - Quoted prices             $
                                                               -
         Level 2 - Other significant
         observable inputs                                     -

         Level 3 - Other significant
         unobservable inputs                         181,566,149
                                             -----------------------
         Total                               $       181,566,149
                                             =======================

        SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                 INVESTMENTS IN
                                                INVESTMENT FUNDS
                                             -----------------------
         Investments at fair value as        $       229,617,739
         of 3/31/08

         Net realized gain on
         investments                                  11,950,494

         Net change in unrealized
         appreciation on investments                 (32,085,819)

         Net sales                                   (27,916,265)
                                             -----------------------
         Investments at fair value as
         of 9/30/08                          $       181,566,149
                                             =======================

        B. REVENUE AND EXPENSE RECOGNITION

        Investment transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. Realized gains and losses are recorded based on the pro-rata ratio of the market value and cost of the underlying investment at the date of redemption.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        C. CASH EQUIVALENTS

        The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At September 30, 2008, $3,126,292 in cash equivalents were held at PNC Bank in an interest-bearing account.

        D. INCOME TAXES

        No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company's income.

        The Company has reclassified $2,678,048 from accumulated net investment loss and $6,451,165 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2008. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

        In June 2006, FASB issued Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Company's tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2006-2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Company's financials statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Company did not incur any interest or penalties.

3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

        Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays
        Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets, determined as of the beginning of the month.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

        Net profit or net losses of the Company for each fiscal period will be allocated and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period, in accordance with Members' respective investment percentages for the fiscal period. The advisory agreement states an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member (an "Incentive Allocation") shall be debited from the Member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account on the last day of the fiscal year, the last day of the calendar year, the day as of which the Company repurchases the entire capital account of a Member, the day as of which the Company admits as a substituted Member a person to whom the interest in the Company of such Member has been transferred (unless there is no change of beneficial ownership) and the day as of which the Adviser's status as the "Special Advisory Member" is terminated (which occurs upon termination of the advisory agreement). Notwithstanding the advisory agreement, the Company and the Adviser have agreed not to assess the Incentive Allocation as of the last day of the fiscal year. As of September 30, 2008, an incentive allocation in the amount of $127,933 was credited to the Special Advisory Account.

        Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

        PFPC Trust Company serves as custodian of the Company's assets.

        PNC Global Investment Servicing Inc. ("PNC"), formerly known as PFPC Inc., serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PNC an accounting and investor services fee, based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

        Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $37,840 for the six months ended September 30, 2008.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

4.   INDEMNIFICATIONS

        The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.   INVESTMENTS

        Aggregate purchases and proceeds from sales of investment funds for the six months ended September 30, 2008, amounted to $0 and $27,916,265 respectively. At March 31, 2008, the cost of investments for Federal income tax purposes was estimated at $227,817,074. For Federal income tax purposes, at March 31, 2008, accumulated net unrealized appreciation on investments was $1,800,665 consisting of $17,129,669 gross unrealized appreciation and $15,329,004 gross unrealized depreciation.

6.   LINE OF CREDIT

        The Company, in conjunction with Advantage Advisers Whistler International, Ltd., is party to a loan agreement with Harris N.A. for a $5,000,000 revolving aggregate line of credit. The interest charged on the daily outstanding balance is the Harris Bank prime rate. The annual administrative fee is 0.25% per annum of the facility limit, and the line of credit is subject to other fees including 0.50% per annum on the undrawn balance.

        As of September 30, 2008, the Company had no outstanding borrowings against this line of credit.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

        The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

8.   FINANCIAL HIGHLIGHTS

        The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                            SIX MONTHS          YEAR            YEAR          YEAR           YEAR          YEAR
                                               ENDED            ENDED           ENDED         ENDED          ENDED         ENDED
                                          SEPTEMBER 30,      MARCH 31,        MARCH 31,     MARCH 31,      MARCH 31,     MARCH 31,
                                               2008             2008             2007          2006           2005          2004
                                         ------------------------------------------------------------------------------------------
     Net assets, end of period (000s)       $  192,817       $  230,668      $  152,948    $  124,072     $  127,492    $  123,473

     Ratio of net investment loss to
      average net assets*                       (1.33)%***       (1.36)%         (1.46)%       (1.58)%        (1.54)%       (1.43)%

     Ratio of expenses to average net
     assets*                                     1.40%***         1.40%           1.58%         1.66%          1.62%         1.46%

     Ratio of incentive allocation to
     average net assets                          0.06%            1.29%           1.34%         0.58%          0.67%         0.74%

     Total return--gross**                     (10.89)%           7.48%          13.71%        12.95%          3.67%         8.64%

     Total return--net**                       (10.89)%           5.93%          12.30%        11.66%          3.28%         7.93%

     Portfolio turnover                          0.00%           18.24%          36.78%        22.15%         47.22%        25.96%

     Average debt ratio                          0.00%            0.52%           0.00%         0.42%          0.01%         0.00%

        * The ratios do not include net investment income or expenses of the underlying investment funds. The ratios do not reflect the effect of the incentive allocation to the Special Advisory Account.

        ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Account, if any.

        ***  Annualized.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2008 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9.   SUBSEQUENT EVENTS

        Subsequent to September 30, 2008 and through November 21, 2008, the Company received initial and/or additional contributions from Members of $1,392,050.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


I.   PORTFOLIO HOLDINGS

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at
     http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.  PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

     A copy of (1) the Company's policies and procedures with respect to the voting of proxies relating to the Company's Investment Funds; and (2) how the Company voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Company at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                 NUMBER OF
                                                                                                               PORTFOLIOS IN
                                 TERM OF OFFICE                                                                FUND COMPLEX
NAME, AGE, ADDRESS AND            AND LENGTH OF          PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS          OVERSEEN BY
POSITION(S) WITH THE COMPANY       TIME SERVED              OTHER DIRECTORSHIPS HELD BY MANAGERS                 MANAGERS
------------------------------  ------------------  -------------------------------------------------------  -----------------
Jesse H. Ausubel, 57               Indefinite;      Director,  Program for the Human Environment and Senior         4
c/o Oppenheimer Asset                 Since         Research Associate, The Rockefeller University (1993 to
Management Inc.                     May 1999        present);  Director, Richard Lounshery Foundation (1998
200 Park Avenue                                     to  present);   Program   Director,   Alfred  P.  Sloan
New York, NY 10116                                  Foundation (1994 to present);  Adjunct Scientist, Woods
Manager                                             Hole Oceanographic  Institution (1990 to present).  Mr.
                                                    Ausubel is a Director  of  Advantage  Advisers  Augusta
                                                    Fund,    L.L.C.,    Manager   of   Advantage   Advisers
                                                    Multi-Sector  Fund  I and  Advantage  Advisers  Xanthus
                                                    Fund, L.L.C., which are affiliates.

Lawrence Becker, 53                Indefinite;      Private investor in real estate  investment  management         4
c/o Oppenheimer Asset                 Since         concerns.  From February 2000 through June 2003, he was
Management Inc.                    October 2003     V.P.--Controller/Treasurer   for   National   Financial
200 Park Avenue                                     Partners,   which  specializes  in  financial  services
New York, NY 10166                                  distribution.  Prior to that, Mr. Becker was a Managing
Manager                                             Director--Controller/Treasurer  of Oppenheimer  Capital
                                                    and its Quest for Value Funds.  (Oppenheimer Capital is
                                                    not affiliated with Oppenheimer Asset Management Inc.).
                                                    Mr. Becker is a licensed CPA. He serves as the Director
                                                    of the Asia Tigers Fund,  Inc. and The India Fund Inc.;
                                                    Manager of Advantage  Advisers  Augusta  Fund,  L.L.C.,
                                                    Advantage  Advisers  Multi-Sector Fund I, and Advantage
                                                    Advisers Xanthus Fund, L.L.C., which are affiliates.

James E. Buck, 72                  Indefinite;      Retired:  Senior Vice President and Corporate Secretary         4
c/o Oppenheimer Asset                 since         of the New York Stock Exchange,  Inc. (the  "Exchange")
Management Inc.                    April 2003       and the  subsidiaries  of the  Exchange,  including the
200 Park Avenue                                     NYSE  Foundation.  Mr. Buck is a Director of  Advantage
New York, NY 10116                                  Advisers  Augusta  Fund,  L.L.C.,  Manager of Advantage
Manager                                             Advisers  Multi-Sector  Fund I and  Advantage  Advisers
                                                    Xanthus Fund, L.L.C., which are affiliates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                  NUMBER OF
                                                                                                                PORTFOLIOS IN
                                   TERM OF OFFICE                                                               FUND COMPLEX
NAME, AGE, ADDRESS AND             AND LENGTH OF         PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS           OVERSEEN BY
POSITION(S) WITH THE COMPANY        TIME SERVED              OTHER DIRECTORSHIPS HELD BY MANAGERS                 MANAGERS
------------------------------  ------------------  -------------------------------------------------------  -----------------
Luis Rubio, 53                     Indefinite;      President   of   Centro   de   Investigacion   Para  el          4
c/o Oppenheimer Asset                Since          Desarrollo, A.C. (Center of Research Development) (2000
Management Inc.                     May 2003        to present) and Director of same (1984 - 2000); Adjunct
200 Park Avenue                                     Fellow of the Center for  Strategic  and  International
New York, NY 10166                                  Studies; Director of The Asia Tigers Fund, Inc. and The
Manager                                             India Fund, Inc.; Manager of Advantage Advisers Augusta
                                                    Fund, L.L.C.,  Advantage Advisers  Multi-Sector Fund I,
                                                    and Advantage Advisers Xanthus Fund, L.L.C.,  which are
                                                    affiliates;  Director  of  Empresas  Ica  SA de  CV,  a
                                                    Mexican construction company (since 2006).

Janet L. Schinderman, 57           Indefinite;      Education  consultant   specializing  in  international          4
c/o Oppenheimer Asset                Since          relations,  board  management  and  initiating  special
Management Inc.                     May 2003        projects.  Associate  Dean  for  Special  Projects  and
200 Park Avenue                                     Secretary   to  the  Board  of  Overseers  at  Columbia
New York, NY 10166                                  Business  School from 1990 until June 2006;  Manager of
Manager                                             Advantage  Advisers  Augusta  Fund,  L.L.C.,  Advantage
                                                    Advisers  Multi-Sector  Fund I, and Advantage  Advisers
                                                    Xanthus Fund L.L.C., which are affiliates.  Independent
                                                    director  for a  registered  investment  company of The
                                                    Central Park Group.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

INTERESTED MANAGER


                                                                                                                  NUMBER OF
                                                                                                                PORTFOLIOS IN
                                   TERM OF OFFICE                                                               FUND COMPLEX
NAME, AGE, ADDRESS AND              AND LENGTH OF         PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS          OVERSEEN BY
POSITION(S) WITH THE COMPANY         TIME SERVED              OTHER DIRECTORSHIPS HELD BY MANAGERS                MANAGERS
------------------------------  --------------------  -----------------------------------------------------  -----------------
Bryan McKigney,* 50,                 Indefinite;      Mr.  McKigney is a Senior  Managing  Director and the          4
c/o Oppenheimer Asset               Manager since     Chief  Administrative  Officer of  Oppenheimer  Asset
Management Inc.                   December 1, 2004;   Management Inc. He has been in the financial services
200 Park Avenue                     President and     industry  since 1981 and has held various  management
New York, NY 10166                    CEO since       positions at Canadian Imperial Bank of Commerce (1993
Manager, President, CEO          September 23, 2004   - 2003) and the  Chase  Manhattan  Bank N.A.  (1981 -
                                                      1993).  He serves as  Manager of  Advantage  Advisers
                                                      Augusta Fund, L.L.C., Advantage Advisers Multi-Sector
                                                      Fund I, and Advantage  Advisers Xanthus Fund, L.L.C.,
                                                      which are affiliates.

COMPANY OFFICERS

     In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

Stephen C. Beach, 55                Indefinite;       Since  February  2005,  Mr. Beach has been the Chief  Compliance  Officer for
Chief Compliance Officer               Since          Oppenheimer Asset  Management.  Prior to that, he had his own law firm with a
                                  March 18, 2005.     focus on mutual  funds,  investment  advisers  and  general  securities  law, beginning  in 2001.  Mr.  Beach  obtained  an L.L.M.  in  Taxation  at Temple
                                                      University School of Law during the period 1999 - 2001.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

COMPANY OFFICERS

                                   TERM OF OFFICE
NAME, AGE, ADDRESS (1)  AND         AND LENGTH OF                                PRINCIPAL OCCUPATIONS(S)
POSITION(S) WITH THE COMPANY         TIME SERVED                                   DURING PAST 5 YEARS
------------------------------  ----------------------  ---------------------------------------------------------------------------
Vineet Bhalla, 48                    Indefinite;        Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset Management
Chief  Financial Officer                Since           since May  2005.  From July  2002 to May  2005,  he was an  Assistant  Vice
                                   July 27, 2005.       President at Zurich Capital  Markets Inc., a Director of the Client Service
                                                        Group at GlobeOp  Financial  Services,  and a Senior  Consultant at Capital
                                                        Markets  Company.  Prior  to that,  he was a Vice  President  at  Blackrock
                                                        Financial  Management  since June 1999.  Mr.  Bhalla is a Certified  Public
                                                        Accountant. He graduated with an MBA from Saint Mary's University, Halifax,
                                                        Canada in 1986.

Deborah Kaback, 57                   Indefinite;        Ms. Kaback has been a Senior Vice President at Oppenheimer Asset Management
Chief Legal Officer and                 Since           since June 2003.  She was  Executive  Director of CIBC World  Markets Corp.
Vice President                      July 23, 2003       from July 2001 through June 2003. Prior to that, she was Vice-President and
                                                        Senior Counsel of Oppenheimer  Funds,  Inc. from November 1999 through July
                                                        2001.  Prior to that,  she was Senior  Vice  President  and Deputy  General
                                                        Counsel at Oppenheimer Capital from April 1989 through November 1999.

Bryan McKigney, 50                One year term for     Mr.  McKigney is a Senior  Managing  Director and the Chief  Administrative
President, CEO, and Manager         President and       Officer of Oppenheimer  Asset  Management Inc. He has been in the financial
                                     CEO; since         services industry since 1981 and has held various  management  positions at
                                 September 23, 2004.    Canadian  Imperial Bank of Commerce  (1993 - 2003) and the Chase  Manhattan
                                 Indefinite term for    Bank N.A. (1981 - 1993). He serves as Manager of Advantage Advisers Augusta
                                   Manager; since       Fund, L.L.C.,  Advantage  Advisers  Multi-Sector Fund I, Advantage Advisers
                                  December 1, 2004;     Troon Fund, L.L.C., Advantage Advisers Whistler Fund, L.L.C., and Advantage
                                                        Advisers Xanthus Fund, L.L.C., which are affiliates.

* "Interested Person" of the Company as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

(1) The address of each officer is c/o Oppenheimer Asset Management, 125 Broad Street, 14th Floor, New York, New York 10004.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Advantage Advisers Whistler Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date            December 1, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date            December 1, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
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                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)

Date            December 1, 2008
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* Print the name and title of each signing officer under his or her signature.